SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION - Foreign currency translations (Details)	Dec. 31, 2023 Rp / € Rp / RM Rp / $ Rp / ¥ Rp / K Rp / $ Rp / $ Rp / $ Rp / ¥ Rp / $	Dec. 31, 2022 Rp / K Rp / ¥ Rp / $ Rp / $ Rp / $ Rp / $ Rp / € Rp / ¥ Rp / $ Rp / RM
Buy | US. Dollar
Foreign currency translations
Foreign currency translations	15,396	15,567
Buy | Australian Dollar
Foreign currency translations
Foreign currency translations	10,499	10,583
Buy | Singapore Dollar
Foreign currency translations
Foreign currency translations	11,666	11,614
Buy | New Taiwan Dollar
Foreign currency translations
Foreign currency translations	501.32	508.15
Buy | Euro
Foreign currency translations
Foreign currency translations | Rp / €	17,025	16,623
Buy | Japanese yen
Foreign currency translations
Foreign currency translations | Rp / ¥	108.78	118.12
Buy | Malaysian ringgit
Foreign currency translations
Foreign currency translations | Rp / RM	3,350	3,529
Buy | Hong Kong Dollar
Foreign currency translations
Foreign currency translations	1,971	1,996
Buy | Myanmar (Burma), Kyats
Foreign currency translations
Foreign currency translations | Rp / K	7.31	7.39
Buy | China, Yuan Renminbi
Foreign currency translations
Foreign currency translations | Rp / ¥	2,166	2,244
Sell | US. Dollar
Foreign currency translations
Foreign currency translations	15,401	15,571
Sell | Australian Dollar
Foreign currency translations
Foreign currency translations	10,505	10,589
Sell | Singapore Dollar
Foreign currency translations
Foreign currency translations	11,673	11,622
Sell | New Taiwan Dollar
Foreign currency translations
Foreign currency translations	501.53	508.47
Sell | Euro
Foreign currency translations
Foreign currency translations | Rp / €	17,036	16,635
Sell | Japanese yen
Foreign currency translations
Foreign currency translations | Rp / ¥	108.82	118.17
Sell | Malaysian ringgit
Foreign currency translations
Foreign currency translations | Rp / RM	3,359	3,539
Sell | Hong Kong Dollar
Foreign currency translations
Foreign currency translations	1,971	1,997
Sell | Myanmar (Burma), Kyats
Foreign currency translations
Foreign currency translations | Rp / K	7.35	7.44
Sell | China, Yuan Renminbi
Foreign currency translations
Foreign currency translations | Rp / ¥	2,167	2,246